Goodwill and Finite Lived Intangible Assets - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 76
Total identified intangible assets	$ 76	$ 632